CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Defecit [Member]
Balance at Dec. 31, 2015	$ 117,453	$ 112	$ 238,525	$ (60,542)	$ (137)	$ (60,505)
Cumulative effect adjustment resulting from adoption | ASU 2016-09 (Note 2s) [Member]	0	0	131	0	0	(131)
Purchase of treasury stock	(29,394)	(13)	0	(29,381)	0	0
Issuance of shares upon exercise of options and warrants	2,014	2	2,012	0	0	0
Share-based compensation related to options and RSUs granted to employees and non-employees	2,414	0	2,414	0	0	0
Other comprehensive income (loss)	(66)	0	0	0	(66)	0
Net income	16,238	0	0	0	0	16,238
Balance at Dec. 31, 2016	108,659	101	243,082	(89,923)	(203)	(44,398)
Purchase of treasury stock	(25,563)	(10)	0	(25,553)	0	0
Issuance of shares upon exercise of options and warrants	2,789	2	2,787	0	0	0
Share-based compensation related to options and RSUs granted to employees and non-employees	2,307	0	2,307	0	0	0
Other comprehensive income (loss)	159	0	0	0	159	0
Net income	4,030	0	0	0	0	4,030
Balance at Dec. 31, 2017	92,381	93	248,176	(115,476)	(44)	(40,368)
Cumulative effect adjustment resulting from adoption | ASU 2014-09 (Note 2l) [Member]	180	0	0	0	0	180
Purchase of treasury stock	(14,321)	(5)	0	(14,316)	0	0
Issuance of shares upon exercise of options and warrants	5,521	4	5,517	0	0	0
Share-based compensation related to options and RSUs granted to employees and non-employees	3,287	0	3,287	0	0	0
Cash dividend paid ($0.20 per share)	(5,761)	0	0	0	0	(5,761)
Other comprehensive income (loss)	(232)	0	0	0	(232)	0
Net income	13,493	0	0	0	0	13,493
Balance at Dec. 31, 2018	$ 94,548	$ 92	$ 256,980	$ (129,792)	$ (276)	$ (32,456)